Share-based Compensation Expense	9 Months Ended
Sep. 30, 2022
Share-based Payment Arrangement [Abstract]
Share-based Compensation Expense	Share-based Compensation Expense
Share-based compensation expense recorded as research and development expenses and general and administrative expenses is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Research and development	$1,831	$556	$4,802	$(238)
General and administrative	1,506	946	3,797	2,350
Total share-based compensation	$3,337	$1,502	$8,599	$2,112